Wachtell, Lipton, Rosen & Katz

MARTIN LIPTON

HERBERT M. WACHTELL

LAWRENCE B. PEDOWITZ

PAUL VIZCARRONDO, JR.

PETER C. HEIN

HAROLD S. NOVIKOFF

MEYER G. KOPLOW

THEODORE N. MIRVIS

EDWARD D. HERLIHY

DANIEL A. NEFF

ERIC M. ROTH

ANDREW R. BROWNSTEIN

MICHAEL H. BYOWITZ

PAUL K. ROWE

MARC WOLINSKY

DAVID GRUENSTEIN

STEPHEN G. GELLMAN

STEVEN A. ROSENBLUM

STEPHANIE J. SELIGMAN

JOHN F. SAVARESE

SCOTT K. CHARLES

DAVID S. NEILL

JODI J. SCHWARTZ	51 WEST 52ND STREET

JOSEPH D. LARSON

LAWRENCE S. MAKOW

JEANNEMARIE O’BRIEN

WAYNE M. CARLIN

STEPHEN R. DiPRIMA

NICHOLAS G. DEMMO

IGOR KIRMAN

JONATHAN M. MOSES

T. EIKO STANGE

DAVID A. SCHWARTZ

JOHN F. LYNCH

WILLIAM SAVITT

ERIC M. ROSOF

MARTIN J.E. ARMS

GREGORY E. OSTLING

DAVID B. ANDERS

ADAM J. SHAPIRO

NELSON O. FITTS

JEREMY L. GOLDSTEIN

JOSHUA M. HOLMES

DAVID E. SHAPIRO

DAMIAN G. DIDDEN

ANTE VUCIC

IAN BOCZKO

MATTHEW M. GUEST

DAVID E. KAHAN

DAVID K. LAM

BENJAMIN M. ROTH

JOSHUA A. FELTMAN

ELAINE P. GOLIN

EMIL A. KLEINHAUS

KARESSA L. CAIN

RONALD C.CHEN

GORDON S. MOODIE

DONGJU SONG

BRADLEY R. WILSON

GRAHAM W. MELI

GREGORY E. PESSIN

CARRIE M. REILLY

MARK F. VEBLEN

ADAM O. EMMERICH

GEORGE T. CONWAY III

RALPH M. LEVENE

RICHARD G. MASON

MICHAEL J. SEGAL

DAVID M. SILK

ROBIN PANOVKA

DAVID A. KATZ

ILENE KNABLE GOTTS

DAVID M. MURPHY

JEFFREY M. WINTNER

TREVOR S. NORWITZ

BEN M. GERMANA

ANDREW J. NUSSBAUM

RACHELLE SILVERBERG

STEVEN A. COHEN

DEBORAH L. PAUL

DAVID C. KARP

RICHARD K. KIM

JOSHUA R. CAMMAKER

MARK GORDON

NEW YORK, N.Y. 10019-6150

TELEPHONE: (212) 403 - 1000
FACSIMILE: (212) 403 - 2000
____________________

GEORGE A. KATZ (1965-1989)
JAMES H. FOGELSON (1967-1991)
____________________
OF COUNSEL
	WILLIAM T. ALLEN	ROBERT M. MORGENTHAU
	PETER C. CANELLOS	BERNARD W. NUSSBAUM
	DAVID M. EINHORN	ERIC S. ROBINSON
	KENNETH B. FORREST	PATRICIA A. ROBINSON*
	THEODORE GEWERTZ	LEONARD M. ROSEN
	MAURA R. GROSSMAN	MICHAEL W. SCHWARTZ
	RICHARD D. KATCHER	ELLIOTT V. STEIN
	THEODORE A. LEVINE	WARREN R. STERN
	DOUGLAS K. MAYER	PATRICIA A. VLAHAKIS
	ROBERT B. MAZUR	J. BRYAN WHITWORTH
	PHILIP MINDLIN	AMY R. WOLF

* ADMITTED IN THE DISTRICT OF COLUMBIA

____________________

COUNSEL

	DAVID M. ADLERSTEIN	PAULA N. GORDON
	AMANDA K. ALLEXON	NANCY B. GREENBAUM
	LOUIS J. BARASH	MARK A. KOENIG
	DIANNA CHEN	J. AUSTIN LYONS
	ANDREW J.H. CHEUNG	SABASTIAN V. NILES
	PAMELA EHRENKRANZ	AMANDA N. PERSAUD
	KATHRYN GETTLES-ATWA	JEFFREY A. WATIKER

Direct Dial: (212) 403-1394

Direct Fax: (212) 403-2394

E-Mail: dklam@wlrk.com

January 29, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form 10 for Rayonier Holding Company

Ladies and Gentlemen:

On behalf of our client, Rayonier Holding Company (“SpinCo”), a Delaware corporation and a wholly owned subsidiary of Rayonier Inc. (“Rayonier”), we are submitting for filing with the U.S. Securities and Exchange Commission a registration statement on Form 10 for the registration of the common stock, par value $0.01 per share, of SpinCo under Section 12(b) of the U.S. Securities Exchange Act of 1934, as amended, in connection with Rayonier’s planned distribution of 100% of the outstanding SpinCo common stock to Rayonier’s shareholders.

If you have any questions regarding this filing, please contact the undersigned at (212) 403-1394.

Very truly yours,

/s/ David K. Lam

David K. Lam

cc:	Michael R. Herman, Senior Vice President, General Counsel, and Assistant Secretary